Expenses by nature and function	12 Months Ended
Dec. 31, 2017
Expenses by nature and function [Abstract]
Expenses by nature and function

31.              Expenses by nature and function

	Note	2017	2016	2015
			Adjusted	Adjusted
Classification by nature:
Raw materials other inputs		(29,364,996)	(28,197,875)	(30,600,855)
Personnel expenses		(2,173,640)	(2,576,107)	(2,466,890)
Outsourced services		(2,120,001)	(2,135,412)	(1,580,827)
Depreciation, amortization and depletion		(2,928,855)	(2,677,672)	(2,120,157)
Freights		(2,058,574)	(1,918,973)	(1,856,194)
Costs of idle industrial plants	Note 2.4(c)	(67,593)	(60,944)	(67,423)
Other income (expenses), net		(1,379,965)	(4,175,836)	(1,300,142)
Total		(40,093,624)	(41,742,819)	(39,992,488)

Classification by function:
Cost of products sold		(36,177,408)	(34,985,569)	(36,697,842)
Selling and distribution		(1,459,608)	(1,403,673)	(1,077,308)
General and administrative		(1,434,272)	(1,285,613)	(1,095,403)
Research and development		(167,456)	(162,010)	(169,635)
Other income (expenses), net		(854,880)	(3,905,954)	(952,300)
Total		(40,093,624)	(41,742,819)	(39,992,488)